Consolidated Statements of Changes in Stockholders' Equity (Parenthetical) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Statement of Stockholders' Equity [Abstract]
Offering costs	$ 77,012	$ 103,196